Investment Risks	May 23, 2024
Baillie Gifford U.S. Discovery Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	“Non-Diversification Risk” is hereby removed from the section titled “Principal Risks” relating to the Fund in the “Fund Summaries” section of the Prospectus.